Intangible Assets	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 7 - Intangible Assets

Intangible assets consist of the following:

	December 31, 2012
		Accumulated
	Cost	Amortization	Net
Source code	$19,615	$19,615	$-
URL	51,041	22,616	28,425
Web-site content	178,456	136,856	41,600
Subscribers list	56,845	52,845	-
Client accounts	98,070	98,070	-
Trade name	7,846	7,846	-
	$411,873	$341,848	$70,025

	December 31, 2011
		Accumulated
	Cost	Amortization	Net
Source code	$19,615	$19,615	$-
URL	50,573	17,549	33,024
Web-site content	178,456	111,626	66,830
Subscribers list	56,845	56,845	-
Client accounts	98,070	98,070	-
Trade name	7,846	7,846	-
	$411,405	$311,551	$99,854

During the years ended December 31, 2012 and 2011, amortization expenses charged to operations was $30,297 and $44,743, respectively.

The estimated amortization expense is as follows for each of the years ending December 31:

2013	$25,067
2014	25,104
2015	6,704
2016	5,104
2017	5,104
Thereafter	2,942
Total	$70,025